Provisions - Provisions Narrative (Details) € in Millions, R$ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)
Disclosure of other provisions [line items]
Other provisions	€ 2,574		€ 2,630
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,264	R$ 6,765	1,049	R$ 5,845
Civil Proceedings
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	398		391
Brazil
Disclosure of other provisions [line items]
Other provisions	1,229		1,300
Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	6,909	36,963	6,009	33,473
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	329	R$ 1,761	336	R$ 1,869
Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	€ 187		€ 176